Financial Instruments and Risk Management (Market risk - Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Euro/U.S Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (64)	$ (9)
U.S Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)	3
U.S Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	92	92
U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(12)	(4)
U.S Dollar/Turkey Lira [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	$ (1)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	5
Option contract [Member] | U.S Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Option contract [Member] | U.S Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0
Option contract [Member] | U.S Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Option contract [Member] | U.S Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	43
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	19
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(41)
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(75)
Swap contract [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(34)
Swap contract [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(17)
Swap contract [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	17
Swap contract [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	34
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	58
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	28
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(25)
Swap contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(48)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(8)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	9
Forward contracts [Member] | Euro/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	4
Forward contracts [Member] | Euro/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | Euro/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward contracts [Member] | Euro/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward contracts [Member] | U.S Dollar/British Pound [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	39
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	19
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(17)
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(32)
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (3)